LIBERTY HIGH YIELD SECURITIES FUND, LIBERTY STRATEGIC INCOME FUND, LIBERTY
  TAX-MANAGED GROWTH FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY TAX-MANAGED GROWTH FUND II, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND, LIBERTY SELECT VALUE
  FUND, THE LIBERTY FUND, LIBERTY FEDERAL SECURITIES FUND, LIBERTY CONTRARIAN INCOME FUND, LIBERTY INTERMEDIATE GOVERNMENT INCOME FUND, LIBERTY QUALITY PLUS
    BOND FUND, LIBERTY CORPORATE BOND FUND, LIBERTY TAX-EXEMPT FUND, LIBERTY TAX-EXEMPT INSURED FUND, LIBERTY UTILITIES FUND, LIBERTY CALIFORNIA TAX-EXEMPT
  FUND, LIBERTY CONNECTICUT TAX-EXEMPT FUND, LIBERTY MASSACHUSETTS TAX-EXEMPT
   FUND, LIBERTY NEW YORK TAX-EXEMPT FUND, LIBERTY LARGE COMPANY INDEX FUND, LIBERTY U.S. TREASURY INDEX FUND, LIBERTY SMALL COMPANY INDEX FUND, LIBERTY
INTERMEDIATE TAX-EXEMPT BOND FUND, LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL
  BOND FUND, LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW YORK INTERMEDIATE MUNICIPAL
   BOND FUND, LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY PENNSYLVANIA INTERMEDIATE
MUNICIPAL BOND FUND, LIBERTY SMALL-CAP VALUE FUND, LIBERTY GROWTH & INCOME FUND,
    LIBERTY INCOME FUND, LIBERTY INTERMEDIATE BOND FUND, LIBERTY HIGH-YIELD MUNICIPAL FUND, LIBERTY MANAGED MUNICIPALS FUND, LIBERTY FLOATING RATE ADVANTAGE
   FUND, LIBERTY FLOATING RATE FUND, LIBERTY GROWTH STOCK FUND, LIBERTY YOUNG INVESTOR FUND, LIBERTY ASSET ALLOCATION FUND, LIBERTY STRATEGIC EQUITY FUND,
 LIBERTY LARGE CAP CORE FUND, LIBERTY EQUITY GROWTH FUND, LIBERTY EQUITY VALUE
        FUND, LIBERTY SMALL CAP FUND, LIBERTY SMALL COMPANY EQUITY FUND
                           (collectively, the "Funds")

               Supplement to Statements of Additional Information

The Funds' Statements of Additional Information are revised as follows:

The following sub-heading and paragraph are added to the section entitled "Programs for Reducing or Eliminating Sales Charges" in the Statement of Additional Information for the above-listed funds.

NAV Transfer Program. Investors who have previously purchased shares of other investment companies offered by another mutual fund complex and have been charged a front-end load or other sales charge on such purchases may invest the proceeds of redemptions of those shares in Class A shares of the Fund, without incurring an additional sales charge. Class A shares may be subject to a 12b-1 distribution and service fee. This NAV transfer program shall be available for purchases by eligible investors through December 31, 2003.


                                                                   March 3, 2003